Securities - Exposure to Bond Issuers That Exceed 10% of Shareholder's Equity (Detail) (USD $) In Thousands, unless otherwise specified	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	$ 661,967	$ 634,504	$ 659,243
Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	491,538	489,108
Fair Value	480,970	464,340
US Treasuries [Member] | Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost		36,000
Fair Value		36,000
Federal Home Loan Bank (FHLB) [Member] | Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	158,603	142,043
Fair Value	154,536	133,042
Federal Home Loan Mortgage Corporation (Freddie Mac-FHLMC) [Member] | Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	76,248	50,859
Fair Value	75,051	47,769
Federal National Mortgage Association (Fannie Mae-FNMA) [Member] | Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	115,772	138,563
Fair Value	113,023	132,031
Federal Farm Credit Bank (FFCB) [Member] | Exceeds 10 percent of stockholders' equity [Member]
Security Owned Not Readily Marketable [Line Items]
Amortized Cost	140,915	121,643
Fair Value	$ 138,360	$ 115,498